                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               -----------
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     QVT Financial LP
Address:  1177 Avenue of the Americas, 9th Floor,
          New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tracy Fu
Title:    Managing Member of QVT Financial GP LLC
          (General Partner of QVT Financial LP)
Phone:    (212) 705-8888

Signature, Place, and Date of Signing:

      /s/ Tracy Fu                New York, NY               May 16, 2011
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     65

Form 13F Information Table Value Total:     1662549
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
------------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1              COLUMN 2          COLUMN 3  COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 AMOUNT AND TYPE OF SECURITY                       VOTING AUTHORITY
                                                                 ---------------------------                     -------------------
                                                         VALUE   SHR OR                      INVESTMENT OTHER
    NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
99 CENTS ONLY STORES         COM              65440K106  13469   687200    SH                DEFINED             687200    0    0
AGCO CORP                    NOTE 1.750%12/3  001084AL6  28262   11500000  PRN               DEFINED             11500000  0    0
ANACOR PHARMACEUTICALS INC   COM              032420101  12011   1928483   SH                DEFINED             1928483   0    0
ANADYS PHARMACEUTICALS INC   COM              03252Q408  11923   11420654  SH                DEFINED             11420654  0    0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119  0       1651796   SH                DEFINED             1651796   0    0
ASBURY AUTOMOTIVE GROUP INC  COM              043436104  53267   3032460   SH                DEFINED             3032460   0    0
ASSURED GUARANTY LTD         COM              G0585R106  5343    358564    SH                DEFINED             358564    0    0
AUTOMATIC DATA PROCESSING IN COM              053015103  28882   562900    SH                DEFINED             562900    0    0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401  8388    2055780   SH                DEFINED             2055780   0    0
BANK OF AMERICA CORPORATION  COM              060505104  13797   1035000   SH                DEFINED             1035000   0    0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107  16283   852982    SH                DEFINED             852982    0    0
CITIGROUP INC                COM              172967101  88078   19927106  SH                DEFINED             19927106  0    0
CITIZENS REPUBLIC BANCORP IN COM              174420109  8338    9369943   SH                DEFINED             9369943   0    0
CONOCOPHILLIPS               COM              20825C104  32048   401300    SH                DEFINED             401300    0    0
CORE LABORATORIES LP         NOTE 0.250%10/3  21868FAB9  7462    3341000   PRN               DEFINED             3341000   0    0
CYTOKINETICS INC             COM              23282W100  1106    742452    SH                DEFINED             742452    0    0
DELTA AIR LINES INC DEL      COM NEW          247361702  561     57269     SH                DEFINED             57269     0    0
DRYSHIPS INC.                NOTE 5.000%12/0  262498AB4  27987   27500000  PRN               DEFINED             27500000  0    0
DYAX CORP                    COM              26746E103  328     203442    SH                DEFINED             203442    0    0
DYNEGY INC DEL               COM              26817G300  10086   1772505   SH                DEFINED             1772505   0    0
E TRADE FINANCIAL CORP       COM NEW          269246401  49679   3178433   SH                DEFINED             3178433   0    0
ELLINGTON FINANCIAL LLC      COM              288522303  6249    271092    SH                DEFINED             271092    0    0
FAMILY DLR STORES INC        COM              307000109  11352   221200    SH                DEFINED             221200    0    0
FLUIDIGM CORP DEL            COM              34385P108  906     63300     SH                DEFINED             63300     0    0
HALOZYME THERAPEUTICS INC    COM              40637H109  13454   2112236   SH                DEFINED             2112236   0    0
HUMAN GENOME SCIENCES INC    NOTE 2.250%10/1  444903AK4  12765   7146000   PRN               DEFINED             7146000   0    0
ICAGEN INC                   COM NEW          45104P500  1361    536108    SH                DEFINED             536108    0    0
ILLUMINA INC                 NOTE 0.625% 2/1  452327AB5  70496   22000000  PRN               DEFINED             22000000  0    0
IMPERIAL HLDGS INC           COM              452834104  9896    975000    SH                DEFINED             975000    0    0
INCYTE CORP                  NOTE 4.750%10/0  45337CAJ1  36148   18000000  PRN               DEFINED             18000000  0    0
INHIBITEX INC                COM              45719T103  29953   9193753   SH                DEFINED             9193753   0    0
INTERMUNE INC                NOTE 5.000% 3/0  45884XAD5  3972    1500000   PRN               DEFINED             1500000   0    0
INTERMUNE INC                COM              45884X103  161052  3412847   SH                DEFINED             3412847   0    0
ISHARES INC                  MSCI HONG KONG   464286871  4922    260000    SH      PUT       DEFINED             260000    0    0
ISHARES INC                  MSCI BRAZIL      464286400  3100    40000     SH      PUT       DEFINED             40000     0    0
ISHARES TR                   MSCI EMERG MKT   464287234  7787    160000    SH      PUT       DEFINED             160000    0    0
JPMORGAN CHASE & CO          COM              46625H100  124223  2694651   SH                DEFINED             2694651   0    0
MARKET VECTORS ETF TR        RUSSIA ETF       57060U506  1041    25000     SH      PUT       DEFINED             25000     0    0
MBIA INC                     COM              55262C100  9170    913300    SH      PUT       DEFINED             913300    0    0
MEDIVATION INC               COM              58501N101  85470   5094766   SH                DEFINED             5094766   0    0
OPTIMER PHARMACEUTICALS INC  COM              68401H104  1439    121641    SH                DEFINED             121641    0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101  36249   1019961   SH                DEFINED             1019961   0    0
PHARMASSET INC               COM              71715N106  109194  1460315   SH                DEFINED             1460315   0    0
PHH CORP                     COM NEW          693320202  371     17025     SH                DEFINED             17025     0    0
REGENERON PHARMACEUTICALS    COM              75886F107  51960   1156207   SH                DEFINED             1156207   0    0
REPROS THERAPEUTICS INC      COM NEW          76028H209  6127    1166180   SH                DEFINED             1166180   0    0
REPROS THERAPEUTICS INC      *W EXP 02/04/201 76028H126  2171    714286    SH                DEFINED             714286    0    0
REPROS THERAPEUTICS INC      *W EXP 02/04/201 76028H118  4595    874635    SH                DEFINED             874635    0    0
ROWAN COS INC                COM              779382100  48597   1099971   SH                DEFINED             1099971   0    0
SEANERGY MARITIME HLDGS CORP *W EXP 09/24/201 Y73760111  0       498093    SH                DEFINED             498093    0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605  24120   1471599   SH                DEFINED             1471599   0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  80392   574800    SH                DEFINED             574800    0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  11946   90100     SH      PUT       DEFINED             90100     0    0
TCF FINL CORP                COM              872275102  27404   1727898   SH                DEFINED             1727898   0    0
TD AMERITRADE HLDG CORP      COM              87236Y108  33575   1608746   SH                DEFINED             1608746   0    0
TENET HEALTHCARE CORP        COM              88033G100  22350   3000000   SH                DEFINED             3000000   0    0
THE9 LTD                     ADR              88337K104  7804    1254146   SH                DEFINED             1254146   0    0
TOP SHIPS INC                COM NEW          Y8897Y305  1401    2132709   SH                DEFINED             2132709   0    0
TPC GROUP INC                COM              89236Y104  70288   2705145   SH                DEFINED             2705145   0    0
TRANSOCEAN LTD               REG SHS          H8817H100  23491   301360    SH                DEFINED             301360    0    0
TRINA SOLAR LIMITED          SPON ADR         89628E104  13368   443812    SH                DEFINED             443812    0    0
UNITED THERAPEUTICS CORP DEL NOTE 0.500%10/1  91307CAD4  35063   19600000  PRN               DEFINED             19600000  0    0
WUHAN GENERAL GRP CHINA INC  COM              982569105  0       578500    SH                DEFINED             578500    0    0
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100  28951   650000    SH                DEFINED             650000    0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101  11078   1772552   SH                DEFINED             1772552   0    0
SUMMARY:
Total Number of Securities is 65
Total Value in 1000s is 1662549